Accounts and other receivables (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts and other receivables	$ 283,561	$ 5,585
Accounts receivable	83,561
Other receivable	$ 200,000